INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue
Royalties	$ 309,297	$ 693,786
Right of use license	2,399,212	2,862,987
Revenues from contracts with customers	77,435,995	92,621,078
Sale of goods and services
Revenue
Revenues from contracts with customers	$ 74,727,486	$ 89,064,305